Share-Based Compensation - Summary of Award Activity (Details) - Performance-based Restricted Share Units ("RSUs")	3 Months Ended
Mar. 31, 2019 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares, Unvested and outstanding at December 31, 2018 | shares	219,922
Shares, Granted | shares	372,500
Shares, Forfeited | shares	(18,750)
Shares, Unvested and outstanding at March 31, 2019 | shares	573,672
Weighted Average Grant Date Fair Value, Unvested and outstanding at December 31, 2018 | $ / shares	$ 15.48
Weighted Average Grant Date Fair Value, Granted | $ / shares	12.15
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	11.17
Weighted Average Grant Date Fair Value, Unvested and outstanding at March 31, 2019 | $ / shares	$ 13.46